BORROWINGS AND FINANCING (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Opening balance	R$ 44,859,075	R$ 40,918,742
New debts	10,180,554	15,753,501
Repayment	(6,927,383)	(9,892,344)
Payments of charges	(4,052,226)	(3,428,721)
Accrued charges	4,230,413	3,664,313
Others (1)	8,624,188	(2,156,416)
Closing balance	R$ 56,914,621	R$ 44,859,075